Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net
	At December 31,
	2025	2024

Accounts receivable from third parties	$9,249,046	$1,563,289
Allowance for expected credit losses	-	-

	$9,249,046	$1,563,289